Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Other Payables - Related Party

Other payables – related party consisted of the following:

Name of Related Party	Relationship	Nature	June 30, 2025	June 30, 2024

Wei Zhang	Chairman of the Board and Director of the Company	Interest-free loan, due on demand	$-	$198,110
Hui Xu	General Manager of CACM	Interest-free loan, due on demand	310,000	560,000
Louis Luo	Director and Chief Executive Officer of the Company	Interest-free loan, due on demand	3,073	3,087
Total			$313,073	$761,197